Summary of changes in convertible debt (Details) - 6 months ended Jun. 30, 2023	USD ($)	GBP (£)
Disclosure of detailed information about borrowings [abstract]
Beginning balance, Residual loan		£ 653,484
Beginning balance, Embedded derivative		2,439
Beginning balance, Convertible loan		655,923
Accrued interest, Residual loan		50,975
Accrued interest, Embedded derivative
Accrued interest, Convertible loan		50,975
Modification of loan notes, Residual loan		(53,619)
Modification of loan notes, Embedded derivative		699,464
Modification of loan notes		645,845
Conversion of loan notes, Residual loan	$ (323,000)	(254,150)
Conversion of loan notes, Embedded derivative
Conversion of loan notes, Convertible loan		(254,150)
Fair value adjustment, Residual loan
Fair value adjustment, Embedded derivative		(578,877)
Fair value adjustment, Convertible loan		(578,877)
Currency adjustment, Residual loan		(31,525)
Currency adjustment, Embedded derivative
Currency adjustment, Convertible loan		(31,525)
Ending balance, Residual loan	$ 486,692	365,165
Ending balance, Embedded derivative		123,026
Ending balance, Convertible Debt		£ 488,191